UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Blended Style Series-U.S. Large Cap Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 100.4%
U.S. Large Cap Growth Portfolio	2,871,917	$28,805,329
U.S. Value Portfolio	3,765,147	28,765,723

Total Investments - 100.4% (cost $55,946,033) (a)		57,571,052
Other assets less liabilities - (0.4)%		(209,335)

Net Assets - 100.0%		$57,361,717

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,948,059 and gross unrealized depreciation of investments was $(1,323,040), resulting in net unrealized appreciation of $1,625,019.

AllianceBernstein Blended Style Series – U.S. Large Cap Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$57,571,052	$—	$—	$57,571,052

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income - 54.8%
High Yield Portfolio	74,954	$690,327
Inflation Protected Securities Portfolio	382,997	4,006,151
Intermediate Duration Bond Portfolio	503,421	5,165,104
Short Duration Bond Portfolio	496,717	4,669,144

		14,530,726

The AllianceBernstein Pooling Portfolios - Equity - 45.4%
Global Real Estate Investment Portfolio	326,098	2,667,478
International Growth Portfolio	156,823	1,401,998
International Value Portfolio	177,310	1,398,976
Small-Mid Cap Growth Portfolio	52,008	545,561
Small-Mid Cap Value Portfolio	62,716	540,608
U.S. Large Cap Growth Portfolio	273,833	2,746,545
U.S. Value Portfolio	359,391	2,745,748

		12,046,914

Total Investments - 100.2% (cost $24,612,005) (a)		26,577,640
Other assets less liabilities - (0.2)%		(49,107)

Net Assets - 100.0%		$26,528,533

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,012,007 and gross unrealized depreciation of investments was $(46,372), resulting in net unrealized appreciation of $1,965,635.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.88% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$26,577,640	$—	$—	$26,577,640

AllianceBernstein Retirement Strategies

2005 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 56.6%
Global Real Estate Investment Portfolio	568,616	$4,651,276
International Growth Portfolio	362,110	3,237,267
International Value Portfolio	411,931	3,250,139
Small-Mid Cap Growth Portfolio	130,839	1,372,501
Small-Mid Cap Value Portfolio	159,071	1,371,188
U.S. Large Cap Growth Portfolio	615,138	6,169,836
U.S. Value Portfolio	806,459	6,161,347

		26,213,554

The AllianceBernstein Pooling Portfolios - Fixed Income - 43.5%
High Yield Portfolio	263,714	2,428,806
Inflation Protected Securities Portfolio	648,224	6,780,423
Intermediate Duration Bond Portfolio	704,149	7,224,565
Short Duration Bond Portfolio	397,143	3,733,145

		20,166,939

Total Investments - 100.1% (cost $46,075,861) (a)		46,380,493
Other assets less liabilities - (0.1)%		(68,846)

Net Assets - 100.0%		$46,311,647

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,347,998 and gross unrealized depreciation of investments was $(1,043,366), resulting in net unrealized appreciation of $304,632.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.47% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2005 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$46,380,493	$—	$—	$46,380,493

AllianceBernstein Retirement Strategies

2010 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.9%
The AllianceBernstein Pooling Portfolios - Equity - 66.0%
Global Real Estate Investment Portfolio	2,214,580	$18,115,262
International Growth Portfolio	1,660,338	14,843,422
International Value Portfolio	1,886,972	14,888,206
Small-Mid Cap Growth Portfolio	650,239	6,821,011
Small-Mid Cap Value Portfolio	790,536	6,814,418
U.S. Large Cap Growth Portfolio	2,789,123	27,974,904
U.S. Value Portfolio	3,654,273	27,918,646

		117,375,869

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.9%
High Yield Portfolio	1,357,699	12,504,409
Inflation Protected Securities Portfolio	2,353,427	24,616,851
Intermediate Duration Bond Portfolio	2,423,097	24,860,975

		61,982,235

Total Investments - 100.9% (cost $193,536,127) (a)		179,358,104
Other assets less liabilities - (0.9)%		(1,608,510)

Net Assets - 100.0%		$177,749,594

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,319,947 and gross unrealized depreciation of investments was $(16.497,970), resulting in net unrealized depreciation of $(14,178,023).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.13% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2010 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$179,358,104	$—	$—	$179,358,104

AllianceBernstein Retirement Strategies

2015 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 72.2%
Global Real Estate Investment Portfolio	3,828,204	$31,314,706
International Growth Portfolio	3,261,381	29,156,749
International Value Portfolio	3,651,468	28,810,083
Small-Mid Cap Growth Portfolio	1,420,073	14,896,566
Small-Mid Cap Value Portfolio	1,708,957	14,731,213
U.S. Large Cap Growth Portfolio	5,317,741	53,336,946
U.S. Value Portfolio	6,993,976	53,433,977

		225,680,240

The AllianceBernstein Pooling Portfolios - Fixed Income - 28.1%
High Yield Portfolio	2,393,228	22,041,628
Inflation Protected Securities Portfolio	2,652,323	27,743,298
Intermediate Duration Bond Portfolio	3,687,224	37,830,914

		87,615,840

Total Investments - 100.3% (cost $350,351,225) (a)		313,296,080
Other assets less liabilities - (0.3)%		(808,257)

Net Assets - 100.0%		$312,487,823

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially indential for both book and tax purposes. Gross unrealized appreciation of investments was $4,232,747 and gross unrealized depreciation of investments was $(41,287,892, resulting in net unrealized depreciation of $(37,055,145).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.11% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2015 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$313,296,080	$—	$—	$313,296,080

AllianceBernstein Retirement Strategies

2020 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 79.7%
Global Real Estate Investment Portfolio	4,566,016	$37,350,009
International Growth Portfolio	4,356,882	38,950,526
International Value Portfolio	4,912,629	38,760,646
Small-Mid Cap Growth Portfolio	1,943,377	20,386,026
Small-Mid Cap Value Portfolio	2,343,798	20,203,540
U.S. Large Cap Growth Portfolio	6,858,707	68,792,834
U.S. Value Portfolio	8,987,132	68,661,688

		293,105,269

The AllianceBernstein Pooling Portfolios - Fixed Income - 20.7%
High Yield Portfolio	2,800,402	25,791,699
Inflation Protected Securities Portfolio	1,347,270	14,092,442
Intermediate Duration Bond Portfolio	3,541,134	36,332,036

		76,216,177

Total Investments - 100.4% (cost $425,388,127) (a)		369,321,446
Other assets less liabilities - (0.4)%		(1,288,997)

Net Assets - 100.0%		$368,032,449

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,678,293 and gross unrealized depreciation of investments was $(58,744,974), resulting in net unrealized depreciation $(56,066,681).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.09% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2020 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$369,321,446	$—	$—	$369,321,446

AllianceBernstein Retirement Strategies

2025 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 86.3%
Global Real Estate Investment Portfolio	3,811,477	$31,177,881
International Growth Portfolio	4,033,621	36,060,569
International Value Portfolio	4,562,005	35,994,221
Small-Mid Cap Growth Portfolio	1,801,115	18,893,693
Small-Mid Cap Value Portfolio	2,169,802	18,703,696
U.S. Large Cap Growth Portfolio	6,449,521	64,688,693
U.S. Value Portfolio	8,467,842	64,694,311

		270,213,064

The AllianceBernstein Pooling Portfolios - Fixed Income - 14.0%
High Yield Portfolio	2,375,669	21,879,915
Intermediate Duration Bond Portfolio	2,145,458	22,012,400

		43,892,315

Total Investments - 100.3% (cost $365,404,574) (a)		314,105,379
Other assets less liabilities - (0.3)%		(879,241)

Net Assets - 100.0%		$313,226,138

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both and tax purposes. Gross unrealized appreciation of investments was $1,771,528 and gross unrealized depreciation of investments was $(53,070,723), resulting in net unrealized depreciation of $(51,299,195).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.07% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2025 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$314,105,379	$—	$—	$314,105,379

AllianceBernstein Retirement Strategies

2030 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.5%
The AllianceBernstein Pooling Portfolios - Equity - 90.5%
Global Real Estate Investment Portfolio	2,274,736	$18,607,341
International Growth Portfolio	3,726,923	33,318,689
International Value Portfolio	4,228,525	33,363,064
Small-Mid Cap Growth Portfolio	1,728,610	18,133,123
Small-Mid Cap Value Portfolio	2,095,633	18,064,353
U.S. Large Cap Growth Portfolio	5,969,078	59,869,853
U.S. Value Portfolio	7,815,794	59,712,666

		241,069,089

The AllianceBernstein Pooling Portfolios - Fixed Income - 10.0%
High Yield Portfolio	1,400,453	12,898,173
Intermediate Duration Bond Portfolio	1,332,815	13,674,679

		26,572,852

Total Investments - 100.5% (cost $305,173,247) (a)		267,641,941
Other assets less liabilities - (0.5)%		(1,259,083)

Net Assets - 100.0%		$266,382,858

(a)	As of November 30, 2009, the cost basis of investment securities ownded was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,269,319 and gross unrealized depreciation of investments was $(38,800,625), resulting in net unrealized depreciation of $(37,531,306).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2030 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$267,641,941	$—	$—	$267,641,941

AllianceBernstein Retirement Strategies

2035 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 95.0%
Global Real Estate Investment Portfolio	1,136,138	$9,293,609
International Growth Portfolio	2,769,373	24,758,192
International Value Portfolio	3,150,303	24,855,892
Small-Mid Cap Growth Portfolio	1,315,794	13,802,682
Small-Mid Cap Value Portfolio	1,589,295	13,699,727
U.S. Large Cap Growth Portfolio	4,417,866	44,311,200
U.S. Value Portfolio	5,819,233	44,458,943

		175,180,245

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.2%
Intermediate Duration Bond Portfolio	925,805	9,498,764

Total Investments - 100.2% (cost $211,295,074) (a)		184,679,009
Other assets less liabilities - (0.2)%		(283,759)

Net Assets - 100.0%		$184,395,250

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreication of investments was $453,880 and gross unrealized depreciation of investments was $(27,069,945), resulting in net unrealized depreciation of $(26,616,065).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2035 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$184,679,009	$—	$—	$184,679,009

AllianceBernstein Retirement Strategies

2040 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 95.2%
Global Real Estate Investment Portfolio	970,711	$7,940,413
International Growth Portfolio	2,347,980	20,990,944
International Value Portfolio	2,671,046	21,074,553
Small-Mid Cap Growth Portfolio	1,111,506	11,659,700
Small-Mid Cap Value Portfolio	1,351,325	11,648,420
U.S. Large Cap Growth Portfolio	3,731,451	37,426,452
U.S. Value Portfolio	4,891,971	37,374,660

		148,115,142

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.0%
Intermediate Duration Bond Portfolio	756,882	7,765,614

Total Investments - 100.2% (cost $169,111,292) (a)		155,880,756
Other assets less liabilities - (0.2)%		(376,801)

Net Assets - 100.0%		$155,503,955

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $423,736 and gross unrealized depreciation of investments was $(13,654,272), resulting in net unrealized depreciation of $(13,230,536).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2040 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$155,880,756	$—	$—	$155,880,756

AllianceBernstein Retirement Strategies

2045 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 95.2%
Global Real Estate Investment Portfolio	615,955	$5,038,510
International Growth Portfolio	1,499,444	13,405,033
International Value Portfolio	1,705,700	13,457,975
Small-Mid Cap Growth Portfolio	713,972	7,489,570
Small-Mid Cap Value Portfolio	862,285	7,432,899
U.S. Large Cap Growth Portfolio	2,392,611	23,997,884
U.S. Value Portfolio	3,139,171	23,983,269

		94,805,140

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Intermediate Duration Bond Portfolio	498,205	5,111,580

Total Investments - 100.3% (cost $107,492,708) (a)		99,916,720
Other assets less liabilities - (0.3)%		(315,141)

Net Assets - 100.0%		$99,601,579

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $269,768 and gross unrealized depreciation of investments was $(7,845,756), resulting in net unrealized depreciation of $(7,575,988).

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2045 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$99,916,720	$—	$—	$99,916,720

AllianceBernstein Retirement Strategies

2050 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.6%
The AllianceBernstein Pooling Portfolios - Equity - 95.5%
Global Real Estate Investment Portfolio	75,620	$618,573
International Growth Portfolio	182,087	1,627,854
International Value Portfolio	206,906	1,632,487
Small-Mid Cap Growth Portfolio	87,638	919,326
Small-Mid Cap Value Portfolio	105,844	912,371
U.S. Large Cap Growth Portfolio	292,787	2,936,653
U.S. Value Portfolio	384,238	2,935,580

		11,582,844

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Intermediate Duration Bond Portfolio	60,469	620,408

Total Investments - 100.6% (cost $9,416,538) (a)		12,203,252
Other assets less liabilities - (0.6)%		(72,911)

Net Assets - 100.0%		$12,130,341

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,786,714 and gross unrealized depreciation of investments was $0, resulting in net unrealized appreciation of $2,786,714.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2050 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$12,203,252	$—	$—	$12,203,252

AllianceBernstein Retirement Strategies

2055 Retirement Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.5%
The AllianceBernstein Pooling Portfolios - Equity - 95.4%
Global Real Estate Investment Portfolio	18,081	$147,901
International Growth Portfolio	43,845	391,977
International Value Portfolio	49,875	393,515
Small-Mid Cap Growth Portfolio	20,868	218,909
Small-Mid Cap Value Portfolio	25,206	217,272
U.S. Large Cap Growth Portfolio	69,722	699,307
U.S. Value Portfolio	91,407	698,347

		2,767,228

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Intermediate Duration Bond Portfolio	14,403	147,775

Total Investments - 100.5% (cost $2,357,957) (a)		2,915,003
Other assets less liabilities - (0.5)%		(13,914)

Net Assets - 100.0%		$2,901,089

(a)	As of November 30, 2009, the cost of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $557,046 and gross unrealized depreciation of investments was $0, resulting in net unrealized appreciation of $557,046.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Retirement Strategies

2055 Retirement Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,915,003	$—	$—	$2,915,003

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2010